Disposals and impairment	12 Months Ended
Dec. 31, 2021
Impairment Of Assets [Abstract]
Disposals and impairment	Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2021	2020	2019
Gains on sale of businesses and fixed assets
gas & low carbon energy	1,034	—	—
oil production & operations	869	360	143
customers & products	(52)	2,320	50
other businesses & corporate	25	194	—
	1,876	2,874	193

			$ million
	2021	2020	2019
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	1	9	884
oil production & operations	86	375	409
customers & products	142	296	57
other businesses & corporate	1	1	9
	230	681	1,359
Impairment losses
gas & low carbon energy	834	6,214	387
oil production & operations	1,617	6,723	6,365
customers & products	962	840	65
other businesses & corporate	63	12	30
	3,476	13,789	6,847
Impairment reversals
gas & low carbon energy	(2,338)	(3)	—
oil production & operations	(2,479)	(86)	(131)
customers & products	(7)	—	—
other businesses & corporate	(3)	—	—
	(4,827)	(89)	(131)
Impairment and losses on sale of businesses and fixed assets, and closures	(1,121)	14,381	8,075
Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2021	2020	2019
Proceeds from disposals of fixed assets	1,145	491	500
Proceeds from disposals of businesses, net of cash disposed	5,812	4,989	1,701
	6,957	5,480	2,201
By business
gas & low carbon energy	2,425	38	565
oil production & operations	3,022	1,157	1,472
customers & products	1,050	3,959	152
other businesses & corporate	460	326	12
	6,957	5,480	2,201
Information for 2019 and 2020 has been restated to reflect the changes in reportable segments. For more information see Note 1 Significant accounting policies, judgements, estimates and assumptions - Change in segmentation.
Proceeds from disposals of business in 2021 includes $2,364 million in respect of the disposal of a 20% participating interest in Block 61 in Oman and a further $2,177 million and $872 million in respect of the Alaska and Petrochemicals disposals which concluded in 2020. At 31 December 2021, deferred consideration relating to disposals amounted to $205 million receivable within one year (2020 $1,291 million and 2019 $159 million) and $823 million receivable after one year (2020 $2,402 million and 2019 $125 million). The deferred consideration principally relates to the disposals of our Alaskan business in 2020. In addition, contingent consideration receivable relating to disposals amounted to $1,917 million at 31 December 2021 (2020 $1,999 million and 2019 $598 million). The contingent consideration at 31 December 2021 relates to the prior period disposals of our Alaskan business and certain assets in the North Sea. These amounts of contingent consideration are reported within Other investments on the group balance sheet - see Note 17 for further information.
During the year, the group disposed of a $1,675 million loan note related to the Alaska divestment. As a result of potential partial recourse from the counterparty, the group continues to recognize an asset of $547 million and an associated liability of $598 million, both of which will reduce over time.
Gains and losses on sale of businesses and fixed assets, and closures gas & low carbon energy
In 2021 gains on disposal of businesses and fixed assets were principally related to a $1,031 million gain on disposal of a 20% participating interest in Block 61 in Oman.
3. Disposals and impairment – continued
In 2019 losses on disposal of businesses and fixed assets were principally in respect of the reclassification of accumulated foreign exchange losses from reserves to the income statement upon the contribution of our Brazilian biofuels business to a new 50:50 joint venture BP Bunge Bioenergia.
oil production & operations
In 2021 gains principally resulted from adjustments to disposals in prior periods. Gains include $171 million from the disposal of a 2.1% interest in Aker BP in the North Sea, $100 million from the disposal of certain exploration assets in Brazil, and $502 million fair value movements in relation to deferred and contingent consideration in relation to prior disposals in Alaska and the North Sea.
In 2020, gains principally resulted from adjustments to disposals in prior periods. Gains include $130 million from the disposal of our Alaska operations and interests and $166 million fair value movements in relation to deferred and contingent consideration in relation to the Alaska disposal and prior disposals in the North Sea. Losses included $134 million fair value movements in relation to deferred and contingent consideration arising from prior period disposals in the North Sea, $120 million in relation to the likely disposal of an exploration asset and $78 million from the disposal of certain properties in the US.
In 2019, losses included $191 million fair value movements in relation to contingent consideration arising from the prior period disposal of the Bruce, Keith and Devenick assets and $171 million in relation to severance costs associated with the divestment of our Alaskan business.
customers & products
In 2020, gains principally resulted from the $2.3 billion gain recognized on the disposal of our Petrochemicals business which completed in December 2020. The gain was adjusted in 2021 as a result of post settlement adjustments. Losses included $229 million in relation to cessation of manufacturing operations at the Kwinana Refinery following the decision to cease fuel production.
other businesses and corporate
In 2020 the gain on disposal of businesses and fixed assets was principally in respect of the sale and leaseback of our St James's Square London headquarters.
Summarized financial information relating to the sale of businesses is shown in the table below.
The principal transaction categorized as a business disposal in 2021 was the sale of a 20% participating interest from bp’s 60% participating interest in Block 61 in Oman. See Note 2 for further information.
The principal transactions categorized as a business disposal in 2020 were the sales of our Petrochemical and Alaskan businesses.
The principal transaction categorized as a business disposal in 2019 was the sale of our interests in the Gulf of Suez oil concessions in Egypt.

			$ million
	2021	2020	2019

Non-current assets	1,620	9,092	1,653
Current assets	69	1,539	507
Non-current liabilities	(287)	(1,639)	(257)
Current liabilities	(3)	(782)	(108)
Total carrying amount of net assets disposed	1,399	8,210	1,795
Recycling of foreign exchange on disposal	35	(328)	880
Costs on disposal	(5)	13	190
	1,429	7,895	2,865
Gains (losses) on sale of businesses	1,632	2,570	(1,190)
Total consideration	3,061	10,465	1,675
Non-cash consideration	(108)	(219)	(938)
Consideration received (receivable)[a]	2,859	(5,257)	964
Proceeds from the sale of businesses, net of cash disposed[b]	5,812	4,989	1,701
[a] In 2019 $633 million relates to deposits received in advance of the disposal of our Alaska business and certain assets in our BPX business.
[b] Proceeds are stated net of cash and cash equivalents disposed of $2 million (2020 $101 million and 2019 $30 million).
Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles and goodwill within Note 1. See also Note 11, and Note 14 for further information on impairments by asset category.
gas & low carbon energy
The 2021 impairment loss of $834 million primarily relates to losses incurred in respect of development assets in the Tortue CGU in Mauritania & Senegal ($819 million) and principally arose as a result of increased forecast future expenditure. The 2021 impairment reversal of $2,338 million primarily relates to reversals in respect of producing assets in the KGD6 CGU in India ($1,229 million) and the Trinidad CGU ($600 million) and principally arose as a result of changes to the group's oil and gas price assumptions and re-assessment of reserves.The recoverable amount of these CGUs on which significant impairment charges or reversals were recognized, based on their value in use, is $7,365 million. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2021 in total, based on their value in use, is $17,330 million.
The 2020 impairment loss of $6,214 million primarily relates to losses incurred in respect of producing and development assets in Trinidad ($2,416 million), Mauritania and Senegal ($1,909 million) and India ($1,313 million). Impairment losses were primarily driven by a reduction in bp’s future oil and gas price assumptions and, to a lesser extent, certain technical reserves revisions. The recoverable amount of the impaired CGUs in total was $13,563 million.
The 2019 impairment losses of $387 million related to a number of different assets, with the most significant charges arising in Egypt and Trinidad.
oil production & operations
Impairment losses and reversals in all years relate primarily to producing and midstream assets.
3. Disposals and impairment – continued
The 2021 impairment loss of $1,617 million principally relates to anticipated portfolio changes ($1,109 million). The 2021 impairment reversals of $2,479 million principally arose as a result of changes to the group’s oil and gas price assumptions and re-assessment of reserves. They include amounts in BPX Energy ($1,356 million) and the North Sea ($950 million). The principal CGU on which a significant impairment reversal was recognized was $982 million for Hawkville in BPX Energy. The recoverable amount of these CGUs on which significant impairment charges or reversals were recognized, based on their value in use, is $6,760 million. The recoverable amount of all CGUs for which impairment charges or reversals were recognized in 2021, based on their value in use, is $16,586 million.
The 2020 impairment loss of $6,723 million primarily relates to losses incurred in respect of producing and development assets in the UK North Sea ($2,796 million), the US ($2,744 million), and Canada ($865 million). Impairment losses were primarily driven by a reduction in bp’s future oil and gas price assumptions and, to a lesser extent, certain technical reserves revisions.
The 2019 impairment losses of $6,365 million related to various assets, with the most significant charges arising in the US. Impairment losses arose primarily as a result of the decision to dispose of certain assets, including $4,703 million in relation to completed and expected disposals in BPX Energy and $1,264 million relating to the expected disposal of our Alaskan business; of these amounts $355 million primarily relates to impairment of associated goodwill.
customers & products
2021 impairment losses of $962 million principally relates to anticipated portfolio changes in the products business ($595 million).
Impairment losses totalling $840 million and $65 million were recognized in 2020 and 2019 respectively. The amount for 2020 principally relates to portfolio changes in the fuels business, including the conversion of Kwinana refinery to an import terminal. None of the impairment charges were individually material.
Other businesses and corporate
Impairment losses totalling $63 million, $12 million, and $30 million were recognized in 2021, 2020 and 2019 respectively.